Financial instrument (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss before tax	$ (2,081,318)	$ (2,529,176)	$ (2,398,575)
Market Price Risk Sensitivity Analysis [Member]
IfrsStatementLineItems [Line Items]
Loss before tax	$ 83,230